Financial investments	12 Months Ended
Dec. 31, 2025
Financial investments [Abstract]
Financial investments
7. Financial investments

Consists mainly of investments in Brazilian Treasury Bonds (“LFTs”) and financial letters in the amount of R$590,014 as of December 31, 2025 (R$487,924 as of December 31, 2024) with an average return of 100% of the CDI (14.90% per year as of December 31, 2025 and 12.15% per year as of December 31, 2024), with original maturities greater than three-month, but not related to any compulsory reserve. The LFTs were classified as fair value through other comprehensive income and financial letters as amortized cost. Unrealized accumulated OCI effects on LFTs for the years ended in December 31, 2025 and 2024 as disclosed on note 24.